Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2012	May 30, 2012 Ohio [Member]	Jul. 31, 2011 Ohio [Member]	Dec. 31, 2013 Ohio [Member]	Dec. 31, 2012 Ohio [Member]	Jun. 30, 2011 Texas [Member] item	Dec. 31, 2011 Texas [Member]	Sep. 30, 2011 Texas [Member]	Dec. 31, 2013 Texas [Member]	Dec. 31, 2012 Texas [Member]	Dec. 31, 2013 2013 Acquisitions [Member] item	Dec. 31, 2012 2012 Acquisitions [Member]	Dec. 31, 2013 2011 Acquisitions [Member]	Dec. 31, 2012 2011 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member] item	Dec. 31, 2013 American Water Works Company, Inc. [Member]	Dec. 31, 2012 American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Number of customers																59,000			5,300
Cash paid for acquisitions															$ 102,154				$ 6,245					$ 14,997	$ 19,094			$ 2,270
Assumed liabilities including debt														33,497	14,281
Long-term debt, excluding current portion														14,233
Number Of Water And Wastewater Systems										16														15				8
Number of water systems																			51
Number of waste water systems																			5
Operating revenues	188,608	204,345	195,655	180,035	187,481	214,565	191,690	164,024	768,643	757,760	687,291	660,186	609,897				4,033	1,527	1,826	1,826	1,826	3,408	3,245	2,103		708	644	226	41,167	27,981
Income from continuing operations	$ 46,730	$ 63,484	$ 53,548	$ 41,231	$ 65,134	$ 50,284	$ 41,780	$ 26,889	$ 204,993	$ 184,087	$ 141,683	$ 116,379	$ 98,440																$ 3,987	$ 3,265